Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2013
Registrant Name	dei_EntityRegistrantName	TD Asset Management USA Funds Inc.
Central Index Key	dei_EntityCentralIndexKey	0000949881
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 29, 2013
Document Effective Date	dei_DocumentEffectiveDate	May 29, 2013
Prospectus Date	rr_ProspectusDate	May 29, 2013
TDAM U.S. Small-Mid Cap Equity Fund ((First Prospectus Summary) | TDAM U.S. Small-Mid Cap Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDUSX
TDAM U.S. Small-Mid Cap Equity Fund ((First Prospectus Summary) | TDAM U.S. Small-Mid Cap Equity Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDSHX